Property and Equipment (Tables)	6 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	September 30, 2014	March 31, 2014
Computer equipment	$1,419	$1,419
Less: accumulated depreciation	(394)	(158)
Property and equipment, net	$1,025	$1,261